Offsets	Nov. 10, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Kura Oncology, Inc.
Form or Filing Type	S-3
File Number	333-275279
Initial Filing Date	Nov. 02, 2023
Fee Offset Claimed	$ 13,050.00
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 117,591,925.20
Termination / Withdrawal Statement	See Note (5) under Table 1 above.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Kura Oncology, Inc.
Form or Filing Type	S-3
File Number	333-241663
Filing Date	Aug. 06, 2020
Fee Paid with Fee Offset Source	$ 38,940.00
Offset Note	See Note (5) under Table 1 above.